SUBSEQUENT EVENTS	9 Months Ended	10 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 9 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were available to be issued. Based upon this review, the Company identified the following subsequent event that would have required adjustment or disclosure in the financial statements.

Effective as of October 7, 2024, the Company notified the trustee of the Trust Account that it was extending the time to consummate an initial Business Combination from October 14, 2024 to January 14, 2025. Effective as of October 14, 2024, Shenzhen Qianzhi and EarlyBirdCapital, two designees of the Sponsors, loaned the Company an aggregate of $690,000, which funds were deposited into the Trust Account for such extension. The loans are evidenced by promissory notes (the “Notes”) issued by the Company to the designees. The Notes bear no interest and are repayable in full upon consummation of a Business Combination. In connection with the loans, one of the Sponsors transferred 30,000 of its Founder Shares to EarlyBirdCapital. The value of the shares transferred is reflected as debt discount and fully amortized as interest expense over the life of the loan in accordance with ASC 835.

NOTE 9 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were issued. Based on the review, management identified the following subsequent event that is required disclosure in the consolidated financial statements.

On January 18, 2024, the Company entered into an Agreement and Plan of Reorganization (the “Agreement”) with (i) Bowen Merger Sub, a Cayman Islands exempted company and a wholly owned subsidiary of the Company (“Merger Sub”), (ii) Shenzhen Qianzhi BioTechnology Co. Ltd., a company incorporated in the People’s Republic of China and a wholly owned subsidiary of NewCo (as defined below) (“Shenzhen Qianzhi”), and (iii) Qianzhi Group Holding (Cayman) Limited, a newly formed Cayman Islands company (“NewCo,” and collectively with the Company, Merger Sub and Shenzhen Qianzhi, the “Parties”, each a “Party”).

Pursuant to the Agreement, at the closing of the business combination, Merger Sub will merge with and into NewCo (the “Merger”), with NewCo being the surviving company of the Merger (“Surviving Company”) and becoming a wholly owned subsidiary of the Company. In the Merger, the holders (the “NewCo Shareholders”) of the ordinary shares of NewCo (“NewCo Ordinary Shares”) will receive ordinary shares of the Company (“Parent Ordinary Shares”).

Pursuant to the Agreement, at the effective time of the Merger (the “Effective Time”), all of NewCo Ordinary Shares issued and outstanding immediately prior to the Effective Time will be automatically converted into the right to receive an aggregate of (a) 7,246,377 Parent Ordinary Shares (the “Merger Shares”), and (b) the right to receive earnout consideration of up to an aggregate of 1,400,000 Parent Ordinary Shares (the “Earnout Shares”).